Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data
The following table presents summarized quarterly financial data for 2020 and 2019:

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2020
Southwest Gas Holdings, Inc.:
Operating revenues	$836,320	$757,247	$791,226	$914,080
Operating income	148,373	67,572	54,264	152,795
Net income	73,005	39,881	21,063	105,036
Net income attributable to Southwest Gas Holdings, Inc.	72,542	37,965	18,273	103,544
Basic earnings per common share (1)	$1.31	$0.68	$0.32	$1.82
Diluted earnings per common share (1)	$1.31	$0.68	$0.32	$1.82

Southwest Gas Corporation:
Operating revenues	$502,827	$262,434	$210,834	$374,490
Operating income	157,815	27,101	1,625	116,070
Net income (loss)	83,599	11,942	(15,973)	79,550

2019
Southwest Gas Holdings, Inc.:
Operating revenues	$833,539	$713,011	$725,230	$848,137
Operating income	140,480	54,869	38,258	138,204
Net income	95,384	22,832	6,525	91,906
Net income attributable to Southwest Gas Holdings, Inc.	94,809	22,056	5,353	91,718
Basic earnings per common share (1)	$1.78	$0.41	$0.10	$1.67
Diluted earnings per common share (1)	$1.77	$0.41	$0.10	$1.67

Southwest Gas Corporation:
Operating revenues	$520,677	$258,711	$209,980	$379,571
Operating income (loss)	148,713	24,069	(1,807)	112,678
Net income (loss)	103,389	3,369	(20,012)	76,425
(1)The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares.